WARRANTS (Details) (USD $)	Aug. 31, 2014
Warrants Details
Outstanding, August, 2013
Outstanding, weighted average Exercise Price
Warrants issued with convertible debt	533,333
Warrants issued with convertible debt , Weighted Average Exercise Price	$ 1.50
Warrants exercised	(533,333)
Warrants exercised , Weighted Average Exercise Price	$ 1.50
Outstanding, August, 2014
Outstanding, August, Weighted Average Exercise Price